Taxation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxation
Losses from operations	$ (10,043)	$ (2,711)	$ (1,376)
Tax using the Company's effective domestic tax rate of 19% (2025: 19%, 2024: 19%)	(1,908)	(515)	(261)
Overseas tax rates differing from UK rate	(34)
Tax effect of disallowable expenditure	398	162	126
Current losses with no recognisable deferred tax asset	$ 1,544	$ 353	$ 135
Applicable tax rate	19.00%	19.00%	19.00%
Corporation tax rate	25.00%
Estimated unused tax losses for which no deferred tax asset is recognised	$ 14,315	$ 4,356	$ 2,405